Average Annual Total Returns{- Fidelity Mega Cap Stock Fund} - 06.30 Fidelity Mega Cap Stock Fund AMCIZ PRO-13 - Fidelity Mega Cap Stock Fund	Fidelity Mega Cap Stock Fund-Class A Return Before Taxes Past 1 year	Fidelity Mega Cap Stock Fund-Class A Return Before Taxes Past 5 years	Fidelity Mega Cap Stock Fund-Class A Return Before Taxes Past 10 years	Fidelity Mega Cap Stock Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Mega Cap Stock Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Mega Cap Stock Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Mega Cap Stock Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Mega Cap Stock Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Mega Cap Stock Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Mega Cap Stock Fund-Class M Return Before Taxes Past 1 year	Fidelity Mega Cap Stock Fund-Class M Return Before Taxes Past 5 years	Fidelity Mega Cap Stock Fund-Class M Return Before Taxes Past 10 years	Fidelity Mega Cap Stock Fund-Class C Return Before Taxes Past 1 year	Fidelity Mega Cap Stock Fund-Class C Return Before Taxes Past 5 years	Fidelity Mega Cap Stock Fund-Class C Return Before Taxes Past 10 years	Fidelity Mega Cap Stock Fund- Class I Return Before Taxes Past 1 year	Fidelity Mega Cap Stock Fund- Class I Return Before Taxes Past 5 years	Fidelity Mega Cap Stock Fund- Class I Return Before Taxes Past 10 years	Fidelity Mega Cap Stock Fund-Class Z Return Before Taxes Past 1 year	Fidelity Mega Cap Stock Fund-Class Z Return Before Taxes Past 5 years	Fidelity Mega Cap Stock Fund-Class Z Return Before Taxes Since Inception		Fidelity Mega Cap Stock Fund-Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	RS009 Past 1 year	RS009 Past 5 years	RS009 Past 10 years
Total	6.11%	11.33%	11.68%	3.74%	8.36%	9.88%	4.50%	8.42%	9.30%	8.37%	11.57%	11.66%	10.66%	11.80%	11.51%	12.95%	12.97%	12.66%	13.05%	13.12%	11.55%	[1]	Aug. 13, 2013	18.40%	15.22%	13.88%	22.37%	16.42%	14.63%

[1]	(a)Since inception August 13, 2013.